     As filed with the Securities and Exchange Commission on April 26, 2001.



                                                       Registration Nos. 2-74905
                                                                        811-3324

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D. C. 20549

                            ------------------------

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        | |


                        POST-EFFECTIVE AMENDMENT No. 21                    |X|


                                       and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    | |


                               AMENDMENT No. 21                            |X|


                        (Check appropriate box or boxes)
                            ------------------------
                          THE GUARDIAN CASH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                   7 Hanover Square, New York, New York 10004

                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (212) 598-8359

                            ------------------------

                          Richard T. Potter, Jr., Esq.
               c/o The Guardian Insurance & Annuity Company, Inc
                                7 Hanover Square
                            New York, New York 10004
                     (Name and Address of Agent for Service)


                            ------------------------


It is proposed that this filing will become effective (check appropriate box):

      |_|   immediately upon filing pursuant to paragraph (b)




      |X|   on May 1, 2001 pursuant to paragraph (b)



      |_|   60 days after filing pursuant to paragraph (a)(1)



      |_|   on (date) pursuant to paragraph (a)(1)




      |_|   75 days after filing pursuant to paragraph (a)(2)

      |_|   on (date) pursuant to paragraph (a)(2) of Rule 485



If appropriate, check the following box:

      |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                            ------------------------

PROSPECTUS

May 1, 2001


THE GUARDIAN
CASH FUND

INVESTMENT OBJECTIVE

THE GUARDIAN CASH FUND seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity.
------------------------------------------------------------------------------

AVAILABILITY OF THE FUND

Shares of the Fund are offered to the public only through ownership of variable annuity contracts and variable life insurance policies issued by The Guardian Insurance & Annuity Company, Inc. (GIAC).

   AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE
   COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S
   SHARES, NOR HAS THE COMMISSION DETERMINED THAT THIS
   PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE
   TO STATE OTHERWISE.

   SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THE GUARDIAN CASH FUND                                             PROSPECTUS  1

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Cash Fund invests in money market instruments denominated in U.S. dollars. The Fund primarily selects investments that present minimal credit risks, as determined by Guardian Investor Services Corporation (GISC), the Fund's adviser, in accordance with guidelines established by the Board of Directors. The guidelines prescribe that the instruments acquired by the Cash Fund be rated within the two highest short-term ratings categories assigned by nationally recognized statistical ratings organizations. The Fund will primarily invest in securities that have received the highest short-term ratings from at least two of these ratings organizations, or that have received the highest rating from the single ratings organization assigning a rating ("First Tier" securities). No more than 5% of the value of the Fund's total assets may be invested in securities rated lower than "First Tier."

The Fund selects investments that have terms of 13 months or less, or which have a rate of interest that is readjusted at least once every 13 months. These investments include:

- U.S. government securities, such as Treasury bills or bonds

- commercial paper

- repurchase agreements

- certificates of deposit and short-term obligations issued by banks or savings and loan associations.

The Cash Fund may also invest in unregistered commercial paper which is issued in reliance on an exemption from registration under the federal securities laws. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

NOT INSURED OR GUARANTEED
There is no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money by investing in the Fund.[SIDEBAR]

The Fund may not invest more than 5% of its total assets in the securities of any one issuer, except for securities issued by the U.S. government or U.S. government agencies.

Up to 25% of the Fund's net assets may be invested in U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. banks and by U.S. branches of foreign banks -- provided that each bank's net worth is at least $100 million. Certificates of deposit are debt instruments that usually pay interest.


There is no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value


 2 PROSPECTUS                                             THE GUARDIAN CASH FUND
of your investment at $10.00 per share, it is possible to lose money by investing in the Fund.


Fund assets are valued at "amortized cost." See the section called Share price for details.

THE PRINCIPAL RISKS OF INVESTING IN THE FUND

All investments, including those in money market funds, involve risk. The return on money market instruments is typically lower than the return on stocks or bonds, but the relative risks are also lower. Modest additional investment risk is involved in holding securities that are not "First Tier" securities, since these securities are less liquid and fluctuate more in value.


The Fund is subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. The Fund's income is based on short-term interest rates, which may fluctuate over short periods of time. In addition, the Fund may be subject to interest rate risk, which is the risk that when interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Usually the price of bonds that must be repaid over longer time periods fluctuate more than shorter-term bonds.


Investors face the risk that the issuers of debt securities purchased by the Fund cannot pay interest or principal on the money owed. U.S. government securities are substantially protected from financial or credit risk since they are backed by the full faith and credit of the U.S. government. However, certain government-sponsored agencies issue obligations which, while of the highest credit quality, are supported only by the issuer's credit or right to borrow from the U.S. Treasury.

The Fund's investments in certificates of deposit issued by foreign branches of U.S. banks or U.S. branches of foreign banks may present additional and different risks than U.S. obligations. These investments may be affected by political, social or economic developments abroad, differences in auditing and other financial standards and greater volatility.

HOW THE FUND HAS PERFORMED

The bar chart and table below provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year over the last 10 years. The performance figures shown assume that all dividends and distributions are reinvested in the Fund. This performance information does not reflect separate account or variable insurance contract fees or charges. If these fees and charges were reflected, the Fund's returns would be less than those shown. Past results do not necessarily indicate how the Fund will perform in the future.

THE GUARDIAN CASH FUND                                             PROSPECTUS  3

YEAR-BY-YEAR RETURNS
TOTAL RETURNS
(Years ended December 31)
[TOTAL RETURNS BAR CHART]


1991                                                                             5.59
1992                                                                             3.21
1993                                                                             2.64
1994                                                                             3.82
1995                                                                             5.52
1996                                                                             4.98
1997                                                                             5.14
1998                                                                             5.10
1999                                                                             4.77
2000                                                                             6.01


HIGHEST AND LOWEST
QUARTERS
During the period shown in
the bar chart, the highest and
lowest returns, respectively,
for a quarter were:

BEST QUARTER
1.58% for the quarter ended
March 31, 1991.

WORST QUARTER
0.64% for the quarter ended
June 30, 1993. [SIDEBAR]

Please refer to the prospectus for the variable annuity contract or variable life insurance policy that offers the Fund to learn about expenses that will affect your return.

AVERAGE ANNUAL TOTAL RETURNS

This table provides some indication of the risks of investing in the Fund by showing the average annual total returns for the 1, 5 and 10-year periods ended December 31, 2000. Past results do not necessarily indicate how the Fund will perform in the future.


                                              1 YEAR   5 YEARS   10 YEARS
-------------------------------------------------------------------------
The Guardian Cash Fund                         6.01%    5.20%      4.67%
-------------------------------------------------------------------------


SPECIAL INVESTMENT TECHNIQUES

ILLIQUID SECURITIES AND EXEMPT COMMERCIAL PAPER

Illiquid securities are either not readily marketable at their approximate value within seven days, are not registered under the federal securities laws (unless they are exempt from registration, as noted in the following paragraph), or are otherwise viewed as illiquid by the Securities and Exchange Commission. Repurchase agreements that mature in more than seven days are treated as illiquid securities and may not exceed, in the aggregate, 10% of the Fund's assets at any one time. The absence of trading can make it difficult to value or dispose of illiquid securities. It can also adversely affect the Fund's ability to calculate its net asset value or manage its portfolio.

 4 PROSPECTUS                                             THE GUARDIAN CASH FUND

Securities which qualify under an exemption from registration under federal securities laws for resales to institutional investors may be treated by the Fund as liquid. If the Fund's adviser determines that these securities are liquid under guidelines adopted by the Board of Directors, the Fund may purchase them. Similarly, the Fund typically treats commercial paper issued in reliance on an exemption from registration under federal securities laws as liquid.

REPURCHASE AGREEMENTS

In a repurchase agreement transaction, the Fund purchases a debt security and obtains a simultaneous commitment from the selling bank or securities dealer to repurchase that debt security at an agreed time and price, reflecting a market rate of interest. Repurchase agreements are fully collateralized by U.S. government securities, bank obligations and cash or cash equivalents. Costs, delays or losses could result if the seller became bankrupt or was otherwise unable to complete the repurchase agreement. To minimize this risk, the investment adviser evaluates the creditworthiness of potential repurchase agreement counterparties using guidelines adopted by the Board of Directors.

BORROWING

The Fund may borrow money for temporary emergency purposes. When the Fund borrows money, it will maintain assets in a segregated account to cover its repayment obligation. The Fund limits borrowings to 10% of the Fund's total assets.

THE GUARDIAN CASH FUND                                             PROSPECTUS  5

FUND MANAGEMENT

THE MANAGEMENT and affairs of the Fund are supervised by its Board of Directors.

THE FUND'S INVESTMENT ADVISER

Guardian Investor Services Corporation (GISC) is the adviser for the Fund. GISC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a New York mutual insurance company. GISC is located at 7 Hanover Square, New York, New York 10004. GISC buys and sells securities, selects brokers to effect transactions, and negotiates brokerage fees. GISC is the adviser to several other mutual funds sponsored by Guardian Life, and it is the underwriter and distributor of the Fund's shares and of variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc.
(GIAC).

The Fund pays GISC a management fee for its services at an annual rate of 0.50% of average net assets.

PORTFOLIO MANAGER


Alexander M. Grant, Jr. has managed the Fund since 1986. Mr. Grant has been Managing Director of Guardian Life since March 1999. From January 1997 to March 1999, he was a Second Vice President. Before that he was an Assistant Vice President.


 6 PROSPECTUS                                             THE GUARDIAN CASH FUND

BUYING AND SELLING FUND SHARES


YOU CAN BUY THIS FUND only if you're a contractowner of a GIAC variable annuity contract or variable life insurance policy that offers the Fund as an investment option. GIAC buys and sells Fund shares based on premium allocation, transfer, withdrawal and surrender instructions made by GIAC contractowners.

The Fund will ordinarily make payment for redeemed shares within three business days after it receives an order from GIAC and in any event, the Fund will make payment within seven days after it receives an order from GIAC. The redemption price will be the net asset value next determined after GIAC receives the contractowner's instructions or request in proper form. The Fund may refuse to redeem shares or postpone payment of proceeds during any period when:

- trading on the New York Stock Exchange (NYSE) is restricted

- the NYSE is closed for other than weekends and holidays

- an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value (NAV); or

- as permitted by the Securities and Exchange Commission.

See the prospectus for your GIAC variable annuity contract or variable life insurance policy for more details about the allocation, transfer and withdrawal provisions of your annuity or policy.


OUR RIGHT TO REJECT PURCHASE ORDERS AND TRANSFER REQUESTS

The Fund is not designed for professional market timing or for programmed or frequent trading because this type of activity can have a disruptive effect and can be detrimental to contractowners.

We have the right to:

- reject or restrict purchase orders or transfer requests

- limit the number of transfers permitted within a specified period of time
If we reject a transfer, we will not process either the sale or purchase side of the request. [SIDEBAR]


SHARE PRICE

The share price of the Fund is calculated each day that the NYSE is open. The price is set at the close of regular trading on the NYSE or 4 p.m. Eastern time, whichever is earlier. The price is based on the Fund's current NAV.

NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares investors hold.

To maintain its NAV of $10.00 per share, the Fund has chosen to value its portfolio on the basis of amortized cost in accordance with Rule 2a-7 of the Investment Company Act of 1940. All securities purchased by the Fund must be U.S. dollar denominated and have a remaining maturity of thirteen months or less. Also, according to the rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less. Dollar-weighted average maturity means the average time until the Fund's investments come due, or mature. The higher the dollar value of an investment the more it counts in calculating the average.

The rule further states that the Fund must invest only in securities that are considered to present minimal risk. Eligible securities are those ranked within the two highest rating categories by nationally

THE GUARDIAN CASH FUND                                             PROSPECTUS  7
recognized statistical rating organizations, or unrated securities that GISC considers to be of comparable quality.

The amortized cost method does not take into account unrealized gains or losses. The acquisition cost of a security purchased by the Fund is adjusted for amortization of any discount or premium at a constant daily rate to maturity. Although this method provides the Fund with certainty in valuation, it may also result in valuations of portfolio securities which are higher or lower than the price which the Fund may receive upon immediate sale.

Under guidelines adopted by the Fund's Board of Directors to manage the Fund's portfolio, GISC periodically reviews the relationship between the amortized cost value per share and NAV based upon available indicators of market value and reports the results quarterly to the Board. If market value cannot be established for these reviews, assets are valued at fair value as determined in good faith by or under the direction of the Board.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Net investment income and net capital gains that are distributed to GIAC's separate account by the Fund are reinvested by GIAC in additional shares of the Fund at NAV. GIAC contractowners will be notified when these distributions are made.

The Fund typically declares dividends from net investment income and net realized gains daily. Earnings for weekends and holidays are declared as a dividend on the next business day. Although the Fund's NAV is expected to remain stable at $10.00, daily dividends can vary in amount, and there may be days when there is no dividend. If net losses on any given day exceed interest income, less expenses, the NAV for that day might decline.


The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, so long as such qualification is in the best interests of its shareholders. The Fund is also subject to certain diversification requirements applicable to mutual funds underlying variable insurance products. As a qualified regulated investment company, the Fund is generally not subject to federal income tax on the part of its investment income (including any net capital gains) which it distributes to shareholders. The Fund intends to distribute all such income and gains.


The prospectuses for GIAC's variable annuities and variable life insurance policies contain a summary description of the federal income tax treatment of distributions from such contracts. Anyone who is considering allocating, transferring or withdrawing monies held under a GIAC variable contract to or from the Fund should consult a qualified tax adviser.

 8 PROSPECTUS                                             THE GUARDIAN CASH FUND

OTHER INFORMATION ABOUT THE FUND

The Fund does not currently foresee any disadvantages to contractowners arising from the fact that it offers shares to both variable annuity contract and variable life insurance policy separate accounts. The Board monitors events to ensure there are no material irreconcilable differences between or among contractowners. If such a conflict should arise, one or more GIAC separate accounts may withdraw their investment in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices.

If circumstances make it necessary to create separate portfolios for variable annuity and variable life insurance accounts, GIAC will bear the expenses involved in setting up the new portfolios. However, the ongoing expenses contractowners ultimately pay would likely increase because of the loss of economies of scale provided by the current arrangement.

THE GUARDIAN CASH FUND                                             PROSPECTUS  9

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS table is intended to help you understand the financial performance of the Fund over the past five years.

Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                                            FOR THE YEAR ENDED DECEMBER 31
                                           ----------------------------------------------------------------
                                             2000          1999          1998          1997          1996
                                           --------      --------      --------      --------      --------
Net Asset Value, Beginning of Period         $10.00        $10.00        $10.00        $10.00        $10.00
                                           --------      --------      --------      --------      --------


INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                          0.59          0.47          0.50          0.50          0.49
                                           --------      --------      --------      --------      --------
Total from Investment Operations               0.59          0.47          0.50          0.50          0.49

LESS DISTRIBUTIONS
Dividends (from Net Investment Income)        (0.59)        (0.47)        (0.50)        (0.50)        (0.49)
                                           --------      --------      --------      --------      --------
Total Distributions                           (0.59)        (0.47)        (0.50)        (0.50)        (0.49)
                                           --------      --------      --------      --------      --------
Net Asset Value, End of Period               $10.00        $10.00        $10.00        $10.00        $10.00
                                           --------      --------      --------      --------      --------
Total Return                                  6.01%         4.77%         5.10%         5.14%         4.98%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted)  $423,038      $484,128      $419,483      $368,122      $378,322
Ratio of Expenses to Average Net Assets       0.54%         0.53%         0.53%         0.54%         0.54%
Ratio of Net Investment Income
  to Average Net Assets                       5.85%         4.68%         4.99%         5.02%         4.86%

[/R]

 10 PROSPECTUS                                            THE GUARDIAN CASH FUND

FOR MORE DETAILED INFORMATION

ADDITIONAL INFORMATION about the Fund is available in the annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected their performance during the past fiscal year. If more than one member of a household owns shares of the Fund, only one copy of each shareholder report will be mailed to that address unless you instruct us otherwise.

The Fund's Statement of Additional Information contains additional information about the Fund. It has been filed with the SEC and is incorporated in this prospectus by reference. A free copy of the Fund's Statement of Additional Information and most recent annual report and semi-annual report may be obtained, and further inquiries can be made, by calling 1-800-221-3253 or by writing Guardian Investor Services Corporation at 7 Hanover Square, New York, New York 10004.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington D.C. 20549-0102.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the Fund's custodian, transfer agent and dividend paying agent.

1940 ACT FILE NO. 811-3324

THE GUARDIAN CASH FUND                                            PROSPECTUS  11

THE GUARDIAN CASH FUND, INC.
7 HANOVER SQUARE, NEW YORK, NEW YORK 10004


STATEMENT OF ADDITIONAL INFORMATION



MAY 1, 2001



This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus of The Guardian Cash Fund, Inc. (the"Fund") dated May 1, 2001. The Fund's financial statements appear in the Fund's Annual Report to Shareholders for the year ended December 31, 2000. The Annual Report is incorporated by reference in this Statement of Additional Information. A free copy of the Prospectus and Annual Report to Shareholders may be obtained by writing to Guardian Investor Services Corporation(R), 7 Hanover Square, New York, New York 10004 or by telephoning 1-800-221-3253. Please retain this document for future reference.


                   TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Fund Organization...........................................   B-2
Investment Strategies and Risk Considerations...............   B-2
Investment Restrictions.....................................   B-3
Yield Calculations..........................................   B-4
Portfolio Transactions and Brokerage........................   B-4
Calculation of Net Asset Value..............................   B-5
Dividends, Distributions and Taxes..........................   B-5
Capital Stock...............................................   B-6
Fund Management.............................................   B-6
Guardian Life and Other Fund Affiliates.....................   B-9
Investment Adviser..........................................   B-9
Custodian and Transfer Agent................................  B-10
Legal Opinions..............................................  B-10
Independent Auditors and Financial Statements...............  B-10
Appendix....................................................  B-11



EB-013291   5/01


STATEMENT OF ADDITIONAL INFORMATION

FUND ORGANIZATION
The Fund is registered with the Securities and Exchange Commission as an open-end, diversified, management investment company. It is incorporated in Maryland and commenced its operations in 1981.

INVESTMENT STRATEGIES AND RISK CONSIDERATIONS
U.S. Government Agency and Instrumentality Securities: U.S. government agency securities are debt obligations issued by agencies or authorities controlled by and acting as instrumentalities of the U.S. government established under authority granted by Congress. U.S. government agency obligations include, but are not limited to, those issued by the Bank for Co-operatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Federal National Mortgage Association. U.S. government instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others, by the right of the issuer to borrow from the Treasury; others, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality. No assurance can be given that the U.S. government will provide financial support to such U.S. government sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. The Fund will invest in such securities only when the Board of Directors of the Fund is satisfied that the credit risk with respect to the issuer is minimal. To the extent the Fund invests in U.S. government securities that are not backed by the full faith and credit of the U.S. Treasury, such investments may involve a greater risk of loss of principal and interest since the Fund must look principally or solely to the issuing or guaranteeing agency or instrumentality for repayment.

U.S. Treasury Bills: U.S. Treasury Bills are issued with maturities of up to one year. Three month bills are currently offered by the Treasury on a 13-week cycle and are auctioned each week by the Treasury. Bills are issued in bearer form only and are sold only on a discount basis, and the difference between the purchase price and the maturity value (or the resale price if they are sold before maturity) constitutes the interest income for the investor.


Certificates of Deposit: Certificates of deposit are negotiable receipts issued by a bank or savings and loan association in exchange for the deposit of funds. A certificate of deposit earns a specified rate of return over a definite period of time. Normally a certificate can be traded in a secondary market prior to maturity. Eurodollar certificates of deposit (Euro CDs) are U.S. dollar-denominated deposits in banks outside the U.S. Eurodollar deposits in foreign branches of U.S. banks are the legal equivalent of domestic deposits, but are not covered by FDIC insurance. Yankee certificates of deposit (Yankee
CDs) are U.S. dollar-denominated deposits issued and payable by U.S. branches of foreign banks. Foreign securities (i.e., Euro CDs and Yankee CDs) may be affected by political, social and economic developments abroad. Foreign companies and foreign financial institutions may not be subject to accounting standards or governmental supervision comparable to their U.S. counterparts, and there may be less public information about their operations. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. Foreign countries may impose withholding taxes on interest income from investments in securities issued there, or may enact confiscatory taxation provisions targeted to certain investors. The time period for settling transactions in foreign securities may be longer than the time period permitted for the settlement of domestic securities transactions. In addition, the market prices for foreign securities are not determined at the same time of day as the net asset value for the Fund's shares. It may be difficult to obtain and enforce judgments against foreign entities, and the expenses of litigation are likely to exceed those which would be incurred in the United States.


Commercial Paper: Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large, well-known corporations and finance companies. Maturities on commercial paper range from a few days to nine months. Commercial paper is also sold on a discount basis.

Bankers Acceptances: Bankers acceptances generally arise from short-term credit arrangements designed to enable businesses to obtain funds in order to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Repurchase Agreements: Repurchase agreements are instruments under which the Fund purchases a debt security and obtains a simultaneous commitment from the seller (a bank or broker-dealer) to repurchase the debt security at an agreed time and price. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash and earn a return that is insulated from market fluctuations during the term of the agreement. Repurchase agreements are fully collateralized (including the interest earned thereon) by U.S. government securities, bank obligations, cash or cash equivalents, and are marked-to-market daily during

                                      B-2
                                                    THE GUARDIAN CASH FUND, INC.

their entire terms. In the event of default, the Fund is entitled to sell the underlying collateral. Any loss to the Fund will be the difference between the proceeds from the sale of the collateral and the repurchase price. If bankruptcy proceedings are commenced against the seller, disposition of the collateral by the Fund may be delayed or limited. If the seller of a repurchase agreement becomes bankrupt or defaults in another way, the Fund could experience both delays in liquidating the underlying securities and losses, including: declines in the collateral's value while the Fund seeks to enforce its rights thereto; reduced levels of income and lack of access to income; and expenses of enforcing its rights. To minimize this risk, the Board of Directors will periodically evaluate the creditworthiness of broker-dealers and banks which enter into repurchase agreements with the Fund.

Corporate Obligations: Corporate obligations include bonds and notes issued by corporations in order to finance longer term credit needs.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined by the Investment Company Act of 1940, as amended 1940 Act, the vote of a majority of the outstanding voting securities of the Fund means the lesser of the vote of (a) 67 percent of the voting securities of the Fund at a meeting where more than 50 percent of the outstanding voting securities are present in person or by proxy, or (b) more than 50 percent of the outstanding voting securities of the Fund. All percentage restrictions on investments apply when an investment is made. A later increase or decrease beyond a specified limit that results from a change in value or net assets shall not constitute a violation of the applicable restriction. The following investment restrictions provide that the Fund may not:


 1. Purchase any security other than those discussed under "Investment Objective and Policies," as set forth in the Prospectus;

 2. Borrow money, except from banks for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities (not for leveraging), provided that borrowing in the aggregate may not exceed 10% of the value of the Fund's total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Fund's total assets at the time of such borrowing;

 3. Make loans to others, except through the purchase of debt obligations and repurchase agreements in which the Fund may invest, consistent with its investment objective and policies, provided that repurchase agreements maturing in more than seven days, when taken together and at current value, may not exceed 10% of the Fund's net assets;

 4. Purchase the securities of any issuer other than obligations of the U.S. Government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the Fund's total assets, taken at market value, would be invested in such securities;

 5. Purchase any securities, other than obligations of the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 10% of the outstanding securities of one issuer would be owned by the Fund;

 6. Purchase any securities, other than obligations of domestic banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in the same industry (there is no limitation as to investments in domestic bank obligations or in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities);

 7. Purchase or retain the securities of any issuer if any officer or director of the Fund or of the Adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and all of the officers and directors of the Fund and the Adviser together own more than 5% of the securities of such issuer;

 8. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein;

 9. Purchase securities on margin or sell short;

10. Purchase or sell commodities or commodity futures contracts, or oil, gas or mineral exploration or development programs;

11. Underwrite securities of other issuers;


12. Purchase warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

13. Participate on a joint or joint-and-several basis in any securities trading account;


STATEMENT OF ADDITIONAL INFORMATION

14. Purchase the securities of any other investment company;

15. Purchase securities of any issuer for the purpose of exercising control or management; and

16. Issue any senior securities (except for borrowing subject to the restrictions set forth under Investment Restriction 2, above).

YIELD CALCULATIONS
In its advertising and sales literature, the Fund may provide current yield and effective yield quotations which are based upon changes in account value during a specified seven-day base period. "Current yield" is a measure of the net investment income earned on a hypothetical investment over a specified base period of seven days. "Effective yield" assumes that the net income earned during a base period will be earned and reinvested for a year. The effective yield will be slightly higher than the current yield due to the compounding effect created by assuming reinvestment of the Fund's net income.


Current yield quotations annualize (on a 366-day basis) the "base period return." The "base period return" is computed by determining the net change, exclusive of capital changes, in the value of one Fund share and dividing that amount by the value of one Fund share at the beginning of the base period. Effective yield is computed by compounding the "base period return." Current and effective yields are affected by market conditions, portfolio quality, portfolio maturity, type of instruments held and operating expenses.


Yields are annualized, which means that they assume that the Fund will generate the same level of net investment income over a one-year period. However, the Fund's yield will actually fluctuate daily.

Yield quotations furnished to GIAC's existing or prospective variable contract owners through advertisements will include the effect of all charges deducted under the terms of the specified contract to the extent required by applicable law. Showing the effect of such charges on the Fund's current or effective yields will reduce those yields. The Fund's current yield may be obtained by calling 1-800-221-3253.


The Fund's current and effective yields for the seven-day periods ended December 31, 2000 appear below. The Prospectus and this Statement of Additional Information may be in use for a full year and it can be expected that the Fund's current and effective yields will fluctuate substantially from the yields shown below.



Net change in account value (seven-day period ended December 31, 2000):



  Ending account value......................................  $         10.01169166
  Less -- beginning account value...........................            10.00
Net change in account value.................................             0.0116916
Base period return = ($.01169166 / $10.00000)...............             0.001169
Current yield (annualized) = ((.00116917 / 7) x 366)........             6.11%
Effective yield
  (annualized) = ((1 + (.001169167 / 7)) /\ 366) - 1........             6.30%



The Fund's advertisements and sales literature may refer to comparative performance information, including data from independent mutual fund services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Variable Annuity Research & Data Service, and others. In addition, the Fund may refer to information from industry financial and general interest publications in its promotional materials, such as Business Week, Financial World, Forbes and Money. The Fund may also discuss types and characteristics of certain securities; features of its portfolio; financial markets; or historical, current or prospective economic trends. Topics of general interest, such as personal financial planning, may also be discussed.


PORTFOLIO TRANSACTIONS AND BROKERAGE
Guardian Investor Services Corporation ("GISC") currently serves as investment adviser to several other Guardian-sponsored mutual funds and may act as investment adviser to others in the future. GISC allocates purchase and sale transactions among the Fund and its other mutual fund clients as it deems equitable. GISC is also registered with the SEC and the National Association of Securities Dealers, Inc. as a broker-dealer. GISC has no formula for the distribution of brokerage business when it places orders to buy and sell approved investments. For over-the-counter transactions, GISC will attempt to deal with a primary market maker unless better prices and execution are available elsewhere. In allocating portfolio transactions to different brokers, GISC gives consideration to brokers whom it believes can obtain the best price and execution of orders, and to brokers who furnish statistical data, research and other factual information. GISC is authorized to pay a commission in excess of that which another broker may charge for effecting the same transaction if GISC considers that the commissions it pays for brokerage, research services and other statistical data are appropriate and reasonable for the services rendered. The research services and statistical data which GISC receives in connection with the Fund's portfolio transactions may be used by GISC to benefit its other clients and will not necessarily be used in connection with the Fund.

                                      B-4
                                                    THE GUARDIAN CASH FUND, INC.

Since it is expected that most purchases made by the Fund will be principal transactions at net prices, the Fund will incur little or no brokerage costs. The Fund paid no brokerage commissions during the fiscal years ended December 31, 1998, 1999 and 2000. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and asked prices.


The portfolio turnover rate for the Fund is not meaningful since, by its nature, a money market mutual fund consisting of short-term instruments turns its portfolio over several times during the course of the year.

CALCULATION OF NET ASSET VALUE
The Fund's portfolio securities are valued based upon their amortized cost.

Under guidelines adopted by the Fund's Board of Directors to manage the Fund's portfolio, GISC periodically reviews the relationship between the amortized cost value per share and NAV based upon available indicators of market value. If market value cannot be established for these reviews, assets are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. The reviews are conducted at such intervals as are deemed reasonable in light of current market conditions. GISC reports the results of its reviews to the Fund's Board of Directors.

If the Fund's market value NAV deviates from $10.00 per share based on amortized cost by more than 1/2 of 1%, the Board will promptly consider whether any action should be taken. To the extent that it is reasonably practicable, action will also be taken to reduce any material dilution or other unfair results which might arise from differences between the Fund's NAV based upon market values and its NAV based upon amortized cost. Such action may include redemption in kind, selling portfolio instruments prior to maturity, withholding or paying dividends or distributions, or using a market value NAV.

The Board will also take such action as it deems appropriate if: (1) an NRSRO downgrades the rating assigned to a Second Tier security held by the Fund; (2) there is a default relating to a portfolio security; or (3) a security held by the Fund becomes ineligible for investment under Rule 2a-7 or is determined to present greater than minimal credit risks. If securities comprising at least
1/2 of 1% of the Fund's total assets default in a material way that is related to the issuer's financial condition, the SEC will be notified and advised of the actions to be taken in response to the situation.

DIVIDENDS, DISTRIBUTIONS AND TAXES
The Guardian Cash Fund qualifies and intends to remain qualified to be taxed as a regulated investment company under certain provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). So long as the Fund qualifies as a regulated investment company and complies with the provisions of the Code pertaining to regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gains) to their shareholders, the Fund will not incur a tax liability on that portion of its net ordinary income and net realized capital gains which have been distributed to its shareholders. Accordingly, the Fund intends to distribute all or substantially all of its net investment income and net capital gains.


To qualify for treatment as a regulated investment company, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies or other income (including gains from options, futures, or forward contracts) derived in connection with the pursuit of its investment objectives; (ii) must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions); and (iii) must be diversified, such that at the close of each quarter of the Fund's taxable year (a) at least 50% of the value of its total assets consists of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer and (b) not more than 25% of the value of the Fund's total assets are invested in securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer. The Code and its related Treasury Department regulations require mutual funds that are offered through insurance company separate accounts to also meet certain additional diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. GISC intends to diversify the Fund's investments in accordance with those requirements. If the Fund fails to qualify as a regulated investment company, the Fund will be subject to federal, and possibly state corporate taxes on its taxable income and gains, distributions to its shareholders will be taxed as ordinary dividend income to the extent of the Fund's available earnings and profits, and owners of GIAC's variable annuities and life insurance products could lose the benefit of tax deferral


STATEMENT OF ADDITIONAL INFORMATION
on distributions made to the separate accounts. The prospectuses for GIAC's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts.


Generally, a regulated investment company must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to a fund whose only shareholders are certain tax exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid this excise tax, the Fund intends to qualify for this exemption or to make its distributions in accordance with the calendar year.



Since the only shareholders of the Fund will be separate accounts of GIAC, no discussion is set forth herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of the GIAC contracts, see the Prospectus for such contract.



The discussion of "Taxes" in the Prospectuses, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and U.S. Treasury Regulations currently in effect as interpreted by U.S. Courts and the Internal Revenue Service. These interpretations can change at any time. The above discussion covers only U.S. federal income tax considerations with respect to the Fund. No attempt has been made to describe any U.S. state, local or other tax consequences.


CAPITAL STOCK
Through its separate accounts, GIAC is the Fund's sole shareholder of record, so, under the 1940 Act, GIAC is deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, GIAC solicits and accepts voting instructions from its contractowners who have allocated or transferred monies for an investment in the Fund as of the record date for the meeting. GIAC then votes the Fund's shares that are attributable to its contractowners' interests in the Fund in accordance with their instructions. GIAC will vote shares for which no instructions are received in the same proportion as it votes shares for which it does receive instructions. GIAC will vote any shares that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

Each share of the Fund is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the directors.

The Fund is not required to hold annual shareholder meetings, but special meetings may be called to elect or remove directors, change fundamental policies or approve an investment advisory agreement, among other things.

FUND MANAGEMENT

As a Maryland Corporation, the Fund is managed by its Board of Directors. The directors meet regularly to review the Fund's investments, performance, expenses and other business affairs. The directors also elect the Fund's officers. The Board currently consists of eight directors, five of whom are not "interested persons" of the Fund within the meaning of the 1940 Act. These five directors are also members of the Audit Committee of the Board. The Audit Committee is responsible for the selection and evaluation of the independent accountants for the Fund.



The directors and officers of the Fund are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The "Guardian Fund Complex" referred to in this biographical information is comprised of: (1) the Fund, (2) The Guardian Variable Contract Funds, Inc., (a series fund that issues its shares in four series), (3) The Guardian Bond Fund, Inc., (4) The Park Avenue Portfolio (a series trust that issues its shares in ten series) and (5) GIAC Funds, Inc. (a series fund that issues its shares in three series).


The Fund pays Directors who are not interested persons directors' fees of $350 per meeting and an annual retainer of $500. Directors who are interested persons, except Mr. Sargent, receive the same fees, but they are paid by GISC. Mr. Sargent receives no compensation for his services as a Fund Director. All officers of the Fund are employees of Guardian Life; they receive no compensation from the Fund. All of the Directors who are not "interested persons" of the Fund serve on the Audit Committee of the Board of Directors. The Audit Committee considers, among other things, the selection and review of the Fund's independent auditors.

Each Fund Director is also a director of The Guardian Variable Contract Funds, Inc., a series fund consisting of The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund and The Guardian VC 500 Index Fund, The Guardian Bond Fund, Inc. and GIAC Funds, Inc., a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small

                                      B-6
                                                    THE GUARDIAN CASH FUND, INC.

Cap Stock Fund, and a trustee of The Park Avenue Portfolio, a series trust consisting of The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian S&P 500 Index Fund, The Guardian Cash Management Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund and The Guardian Asset Allocation Fund. The Fund and the other Funds named in this paragraph are a "Fund Complex" for purposes of the federal securities laws. The following table provides information about the compensation paid by the Fund and the Fund Complex to the Fund's Directors for the year ended December 31, 2000. The Fund's officers and directors had an aggregate interest of less than 1% in the Fund's outstanding shares as of April 1, 2001.



                               COMPENSATION TABLE*



                                                      Accrued                                Total
                                                    Pension or                           Compensation
                                    Aggregate       Retirement        Estimated          From The Fund
                                  Compensation     Benefits Paid   Annual Benefits     And Other Members
        Name and Title           From the Fund**    by the Fund    Upon Retirement   Of The Fund Complex**
        --------------           ---------------   -------------   ---------------   ---------------------
Frank J. Fabozzi Director......     $2,500           N/A              N/A                $58,600
William W. Hewitt, Jr.
  Director.....................     $2,500           N/A              N/A                $58,600
Sidney I. Lirtzman Director....     $2,500           N/A              N/A                $58,600
Carl W. Schafer Director.......     $2,500           N/A              N/A                $58,600
Robert G. Smith Director.......     $2,500           N/A              N/A                $58,600


* Directors who are "interested persons" of the Fund are not compensated by the Fund, so information about their compensation is not included in this table.

** Includes compensation paid to attend meetings of the Board's Audit Committee.

Set forth below is information about the officers and Directors of the Fund, including their principal business affiliations for the past five years.


      NAME AND ADDRESS AND AGE             TITLE                           BUSINESS HISTORY
---------------------------------------------------------------------------------------------------------------

JOSEPH A. CARUSO (49)                  Senior Vice     Senior Vice President and Corporate Secretary, The
                                       President and   Guardian Life Insurance Company of America since 1/01;
                                       Secretary       Vice President and Corporate Secretary prior thereto;
                                                       Second Vice President prior thereto; Vice President and
                                                       Secretary, Guardian Investor Services Corporation, The
                                                       Guardian Insurance & Annuity Company, Inc., and Park
                                                       Avenue Securities LLC. Secretary, Guardian Asset
                                                       Management Corporation, Park Avenue Life Insurance
                                                       Company, Guardian Baillie Gifford Limited and all of the
                                                       mutual funds within the Guardian Fund Complex.

HOWARD W. CHIN (48)                    Managing        Vice President The Guardian Life Insurance Company of
                                       Director        America, since 9/97; Vice President and Senior Mortgage
                                                       Strategist, Goldman, Sachs & Co., prior thereto; officer
                                                       of various mutual funds within the Guardian Fund
                                                       Complex.

FRANK J. FABOZZI, Ph.D. (52)           Director        Adjunct Professor of Finance, School of
858 Tower View Circle                                  Management -- Yale University 2/94-present; Visiting
Pennsylvania 18938                                     Professor of Finance and Accounting, Sloan School of
                                                       Management -- Massachusetts Institute of Technology
                                                       prior thereto. Editor, Journal of Portfolio Management.
                                                       Director (Trustee) of all of the mutual funds within the
                                                       Guardian Fund Complex. Director (Trustee) of various
                                                       closed-end investment companies sponsored by BlackRock
                                                       Financial Management.


STATEMENT OF ADDITIONAL INFORMATION

      NAME AND ADDRESS AND AGE             TITLE                           BUSINESS HISTORY
---------------------------------------------------------------------------------------------------------------
ARTHUR V. FERRARA* (70)                Director        Retired. Chairman of the Board and Chief Executive
                                                       Officer, The Guardian Life Insurance Company of America
                                                       1/93-12/95; President, Director and Chief Executive
                                                       Officer prior thereto; Director 1981-present. Manager,
                                                       Park Avenue Securities LLC. Director (Trustee) of
                                                       Guardian Asset Management Corporation and all of the
                                                       mutual funds within the Guardian Fund Complex. Director,
                                                       Gabelli Capital Asset Fund.

LEO R. FUTIA* (81)                     Director        Retired. Former Chairman of the Board and Chief
18 Interlaken Road                                     Executive Officer, The Guardian Life Insurance Company
Greenwich, Connecticut 06830                           of America; Director 5/70-present. Manager, Park Avenue
                                                       Securities LLC. Director (Trustee) of all of the mutual
                                                       funds within the Guardian Fund Complex. Director
                                                       (Trustee) of various mutual funds sponsored by Value
                                                       Line, Inc.

ALEXANDER M. GRANT, JR. (51)           Managing        Vice President, The Guardian Life Insurance Company of
                                       Director        America 3/99-present; Second Vice President,
                                       and Treasurer   Investments, 1/97-3/99; Assistant Vice President,
                                                       Investments prior thereto. Officer of various mutual
                                                       funds within the Guardian Fund Complex.

WILLIAM W. HEWITT, JR. (72)            Director        Retired. Former Executive Vice President, Shearson
P.O. Box 2359                                          Lehman Brothers, Inc. Director (Trustee) of all of the
Princeton, New Jersey 08543                            mutual funds within the Guardian Fund Complex. Director
                                                       (Trustee) of various mutual funds sponsored by
                                                       PaineWebber, Inc.

FRANK J. JONES, Ph.D. (62)             President       Executive Vice President and Chief Investment Officer,
                                                       The Guardian Life Insurance Company of America. Senior
                                                       Vice President and Chief Investment Officer and
                                                       Director, The Guardian Insurance & Annuity Company, Inc.
                                                       Manager, Park Avenue Securities LLC. Director, Guardian
                                                       Investor Services Corporation and Guardian Baillie
                                                       Gifford Limited. Officer of various mutual funds within
                                                       the Guardian Fund Complex.

ANN T. KEARNEY (49)                    Controller      Second Vice President, Group Pensions, The Guardian Life
                                                       Insurance Company of America. Second Vice President of
                                                       The Guardian Insurance & Annuity Company, Inc. and
                                                       Guardian Investor Services Corporation. Controller of
                                                       various mutual funds within the Guardian Fund Complex.

SIDNEY I. LIRTZMAN, Ph.D. (69)         Director        Professor of Management 9/67-present and Interim
38 West 26th Street                                    President 9/99- present; and Acting Dean of the Zicklin
New York, New York 10010                               School of Business Management 2/95 - 9/99, City
                                                       University of New York -- Baruch College. President,
                                                       Fairfield Consulting Associates, Inc. Director (Trustee)
                                                       of all of the mutual funds within the Guardian Fund
                                                       Complex.

FRANK L. PEPE (58)                     Vice President  Vice President and Equity Controller, The Guardian Life
                                                       Insurance Company of America 1/96 to present. Second
                                                       Vice President and Equity Controller prior thereto. Vice
                                                       President and Controller, The Guardian Insurance &
                                                       Annuity Company, Inc. and Guardian Investor Services
                                                       Corporation. Controller, Guardian Asset Management
                                                       Corporation. Officer of various mutual funds within the
                                                       Guardian Fund Complex.

RICHARD T. POTTER, JR. (46)            Counsel         Vice President and Equity Counsel, The Guardian Life
                                                       Insurance Company of America 1/96 - present. Second Vice
                                                       President and Equity Counsel prior thereto. Vice
                                                       President and Counsel, The Guardian Insurance & Annuity
                                                       Company, Inc., Guardian Investor Services Corporation,
                                                       Guardian Asset Management Corporation, Park Avenue
                                                       Securities LLC and various mutual funds within the
                                                       Guardian Fund Complex.


                                      B-8
                                                    THE GUARDIAN CASH FUND, INC.

      NAME AND ADDRESS AND AGE             TITLE                           BUSINESS HISTORY
---------------------------------------------------------------------------------------------------------------
JOSEPH D. SARGENT* (63)                Director        President, Chief Executive Officer and Director, The
                                                       Guardian Life Insurance Company of America. Manager,
                                                       Park Avenue Securities LLC. Director, President and
                                                       Chief Executive Officer of The Guardian Insurance &
                                                       Annuity Company, Inc., Guardian Asset Management
                                                       Corporation, and Park Avenue Life Insurance Company.
                                                       Director of Guardian Investor Services Corporation,
                                                       Director (Trustee) of Park Avenue Securities LLC, and
                                                       all of the mutual funds within the Guardian Fund
                                                       Complex.

CARL W. SCHAFER (65)                   Director        President, Atlantic Foundation (a private charitable
P.O. Box 1164                                          foundation). Director of Roadway Express (trucking),
Princeton, New Jersey 08542                            Labor Ready, Inc. (provider of temporary manual labor),
                                                       Evans Systems, Inc. (a motor fuels, convenience store
                                                       and diversified company), Hidden Lake Gold Mines Ltd.
                                                       (gold mining) Electronic Clearing House, Inc. (financial
                                                       transactions processing), Warnoco Oil Corporation and
                                                       Nutraceutrix Inc. (biotechnology). Chairman of the
                                                       Investment Advisory Committee of the Howard Hughes
                                                       Medical Institute 1985-1992. Director (Trustee) of all
                                                       of the mutual funds within the Guardian Fund Complex.
                                                       Director (Trustee) of various mutual funds sponsored by
                                                       Mitchell Hutchins Asset Management, Inc. and
                                                       PaineWebber, Inc.

ROBERT G. SMITH, Ph.D. (68)            Director        President, Smith Affiliated Capital Corp. Director
132 East 72nd Street                                   (Trustee) of all of the mutual funds within the Guardian
New York, New York 10028                               Fund Complex.

THOMAS G. SORELL (46)                  Senior          Senior Vice President, Fixed Income Securities, The
                                       Managing        Guardian Life Insurance Company of America
                                       Director        3/2000 - present. Vice President, Fixed Income
                                                       Securities prior thereto. Vice President, Guardian Asset
                                                       Management Corporation, Vice President, Investments:
                                                       Park Avenue Life Insurance Company. Officer of various
                                                       mutual funds within the Guardian Fund Complex. Senior
                                                       Managing Director of The Guardian Insurance & Annuity
                                                       Company, Inc.

DONALD P. SULLIVAN, JR. (46)           Vice President  Vice President, Equity Administration, The Guardian Life
                                                       Insurance Company of America, since 3/99; Second Vice
                                                       President Equity Administration prior thereto. Vice
                                                       President, The Guardian Insurance Annuity Company, Inc.,
                                                       Guardian Investor Services Corporation and Park Avenue
                                                       Securities LLC. Officer of various mutual funds within
                                                       the Guardian Fund Complex.


------------------------

* Director who is deemed to be an "interested person," under the 1940 Act.

GUARDIAN LIFE AND OTHER FUND AFFILIATES

As of April 1, 2001, The Guardian Insurance & Annuity Company, Inc. ("GIAC") owned 100% of the Fund's outstanding shares. Such shares were allocated among separate accounts established by GIAC. GIAC is a wholly owned subsidiary of Guardian Life. The executive offices of GIAC and Guardian Life are located at 7 Hanover Square, New York, New York 10004.


INVESTMENT ADVISER

Under the investment advisory agreement between the Fund and Guardian Investor Services Corporation ("GISC"), GISC furnishes investment advice and provides or pays for certain of the Fund's administrative costs. Among other things, GISC pays the fees and expenses of the Fund's Directors who are interested persons under the 1940 Act. Under the investment advisory agreement, GISC has also agreed to assume those operating expenses of the Fund (excluding interest charges and income, franchise and other taxes) which exceed one percent (1%) of the Fund's average daily net assets for any fiscal year. For the years ended December 31, 1998, December 31, 1999 and December 31, 2000, the ratio of operating expenses to average daily net assets of the Fund did not exceed 1%, so GISC was not obligated to assume any such expenses. From time to time, GISC may, at its discretion, assume certain of the Fund's ordinary operating expenses when they are less than 1% of average daily net assets.


STATEMENT OF ADDITIONAL INFORMATION

For the years ended December 31, 1998, 1999 and 2000, the Fund paid GISC $2,067,917, $2,275,164 and $2,136,974, respectively, under the investment advisory agreement.



The investment advisory agreement between the Fund and GISC will continue in full force and effect from year to year so long as its continuance is specifically approved at least annually by vote of a majority of the Fund's outstanding voting shares, or by vote of the Fund's Board of Directors, including a majority of the Directors who are not parties to the agreement or "interested persons" of the Fund or of GISC, cast in person at a meeting called for that purpose. The agreement will terminate automatically upon its assignment, and may be terminated without penalty at any time by either party upon 60 days' written notice.


If the investment advisory agreement is terminated and it is not replaced by an agreement with another affiliate of Guardian Life, the Fund's continued use of the name "The Guardian Cash Fund, Inc." is subject to the approval of Guardian Life, because Guardian Life maintains the exclusive ownership interest of the service mark "The Guardian Cash Fund, Inc."

A service agreement between GISC and Guardian Life provides that Guardian Life will furnish the office space, clerical staff, services and facilities which GISC needs to perform under the investment advisory agreement. GISC's officers are salaried employees of Guardian Life; they receive no compensation from GISC. GISC reimburses Guardian Life for its expenses under the service agreement.

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company ("State Street Bank"), Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the custodian of the Fund's assets. Portfolio securities purchased for the Fund outside of the U.S. are cleared through foreign depositories and are maintained in the custody of foreign banks and trust companies which are members of State Street Bank's Global Custody Network. State Street Bank is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.


State Street Bank is also the Fund's transfer agent and dividend paying agent. As such, State Street Bank issues and redeems shares of the Fund and distributes dividends to the GIAC separate accounts which invest in the Fund's shares on behalf of GIAC's variable contract owners.

State Street Bank plays no part in formulating the investment policies of the Fund or in determining which portfolio securities are to be purchased or sold by the Fund.

LEGAL OPINIONS
The legality of the Fund shares described in the Prospectus has been passed upon by Richard T. Potter, Jr., Esq., Vice President and Equity Counsel, The Guardian Life Insurance Company of America, who is also Counsel of the Fund.

INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

The independent auditors of the Fund are Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019. Ernst & Young LLP audited and reported on the financial statements of the Fund which appear in the Fund's Annual Report to Shareholders for the year ended December 31, 2000. That Annual Report is incorporated by reference in this Statement of Additional Information.


                                      B-10
                                                    THE GUARDIAN CASH FUND, INC.

APPENDIX


DESCRIPTION OF COMMERCIAL PAPER RATINGS
MOODY'S INVESTORS SERVICE, INC.


P-1. Issuers (or supporting institutions) rated P-1 have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2. Issuers (or supporting institutions) rated P-2 have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

A-1. Issues in the A-1 category, which is the highest category, have a very strong degree of safety regarding timely payment. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2. Capacity for timely payment on issues rated A-2 is strong. However, the relative degree of safety is not as high as for issues designated 'A-1'.


DUFF & PHELPS, INC.


Duff 1+ Issues rated Duff 1+ have the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 Issues rated Duff 1 have very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1- Issues rated Duff 1- have high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2 Issues rated Duff 2 have good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH INVESTORS SERVICES, INC.

F-1+ Issues rated F-1+ have exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Issues rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

F-2 Issues rated F-2 have good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the 'F-1+' and 'F-1' ratings.


DESCRIPTION OF CORPORATE BOND RATINGS
MOODY'S INVESTORS SERVICE, INC.


Aaa. Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the "Aaa"securities.

STATEMENT OF ADDITIONAL INFORMATION

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR RATINGS GROUP

AAA. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated "AA" has a very strong capacity to pay interest and repay principal, and differs from the highest rated issues only in small degree.


Note: Standard & Poor's ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.


USING THE RATINGS

These ratings represent the opinions of each respective rating agency as to the quality of the securities that they undertake to rate. It should be emphasized that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced. GISC will consider such an event in determining whether the Fund should continue to hold the obligation.

                                      B-12
                                                    THE GUARDIAN CASH FUND, INC.

                          THE GUARDIAN CASH FUND, INC.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

     Number               Description

      (a)       -- Articles of Incorporation(3)
      (b)       -- By-Laws(3)
      (c)       -- Not Applicable
      (d)       -- Investment Advisory Agreement(3)
      (e)(i)    -- Selected Dealers Agreement(1)
      (e)(ii)   -- Distribution Agreement(1)
      (f)       -- Not Applicable
      (g)       -- Custodian Agreement and Amendment to Custodian Agreement(3)
      (h)       -- Transfer Agency Agreement(3)
      (i)       -- Opinion and Consent of Counsel(3)


      (j)(i)    -- Consent of Counsel*


      (j)(ii)   -- Consent of Ernst & Young LLP*


      (k)       -- Not Applicable
      (l)       -- Letter from The Guardian Insurance & Annuity Company, Inc.
                     with respect to providing the initial capital for the Registrant(1)
      (m)       -- Not Applicable


      (n)       -- Not Applicable
      (o)       -- Reserved.
      (p)       -- Not applicable: the Fund is a money market fund.
      (q)       -- Powers of Attorney executed by a majority of the Board of
                     Directors and certain principal officers of the Fund(4)


------------
(1) Incorporated by reference to Registrant's filing (Reg. No. 2-74905) of December 29, 1981.
(2) Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's registration statement on Form N-1A (Reg. No. 2-74905), filed via EDGAR on April 23, 1997.
(3) Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's registration statement on Form N-1A (Reg. No. 2-74905), filed via EDGAR on April 27, 1998.

(4) Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's registration statement on Form N-1A (Reg. No. 2-74905), filed via EDGAR on April 30, 1999.


*     Filed herewith

Item 24. Persons Controlled by or Under Common Control with Registrant



      The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life") as of December 31, 2000:



                                                                 Percentage of
                                   State of Incorporation      Voting Securities
   Name of Entity                     or Organization                Owned
   --------------                  ----------------------      -----------------
The Guardian Insurance &                 Delaware                     100%
 Annuity Company, Inc.
Guardian Asset Management                Delaware                     100%
 Corporation
Guardian Trust Company,                  Federal
 FSB                                   Savings Bank                   100%
Managed Dental Care, Inc.               California                    100%
Park Avenue Life Insurance               Delaware                     100%
 Company
Managed Dental Guard of                  Missouri                     100%
 Missouri, Inc.
Managed Dental Guard of                    Texas                      100%
 Texas, Inc.
Innovative Underwriters Services        New Jersey                    100%
Dental Guard Preferred, Inc.            Washington                    100%
Managed Dental Guard, Inc.               Maryland                     100%
Corporate Financial Services, Inc.     Pennsylvania                   100%
Fiduciary Insurance Company              New York                     100%
 of America
First Commonwealth, Inc.                 Delaware                     100%
Guardian Hanover Corporation             New York                     100%
Private Healthcare Systems, Inc.         Delaware                      25% (Class A)
                                                                    14.75% (Class B)
The Guardian Investment                Massachusetts                   34%
 Quality Bond Fund
The Guardian Tax-Exempt Fund           Massachusetts                   93%
The Guardian Baillie Gifford           Massachusetts                   33%
 International Fund
The Guardian Asset Allocation          Massachusetts                   10%
 Fund
The Guardian Park Avenue Small
 Cap Fund                              Massachusetts                   23%
The Guardian Baillie Gifford
 Emerging Markets Fund                 Massachusetts                   57%
Baillie Gifford Emerging Markets Fund     Maryland                     34%
Baillie Gifford International Fund        Maryland                     40%
The Guardian High Yield Bond Fund      Massachusetts                   90%
The Guardian Small Cap Stock Fund         Maryland                     63%
The Guardian VC Asset
 Allocation Fund                          Maryland                     72%
The Guardian VC High Yield
 Bond Fund                                Maryland                     90%
The Guardian VC 500
 Index Fund                               Maryland                     97%



     The following list sets forth the persons directly controlled by affiliates of Guardian Life, and thereby indirectly controlled by Guardian Life, as of December 31, 2000:



                                                                 Approximate
                                                            Percentage of Voting
                                                              Securities Owned
                              Place of Incorporation          by Guardian Life
   Name of Entity                 or Organization                 Affiliates
   --------------             ----------------------        --------------------
Guardian Investor Services           New York                       100%
 Corporation
Guardian Baillie Gifford Limited     Scotland                        51%
The Guardian Cash Fund, Inc.         Maryland                       100%
The Guardian Bond Fund, Inc.         Maryland                       100%
The Guardian Variable
 Contract Funds, Inc.                Maryland                       100%
The Guardian Park Avenue Fund        Massachusetts                    3%
GIAC Funds, Inc.                     Maryland                       100%
Park Avenue Securities LLC           Delaware                       100%
PAS Insurance Agency of Alabama,
  Inc.                               Alabama                        100%
PAS Insurance Agency of
  Massachusetts, Inc.                Massachusetts                  100%
PAS Insurance Agency of Hawaii,
  Inc.                               Hawaii                         100%
Family Service Life Insurance Co.    Texas                          100%
Famlico, Inc.                        Texas                          100%
Guardian Reinsurance Services Corp.  Connecticut                    100%
Sentinel American Life
 Insurance Co.                       Texas                          100%
First Commonwealth Limited
  Health Services Corporation        Illinois                       100%
First Commonwealth Limited
  Health Services Corporation        Wisconsin                      100%
First Commonwealth of Illinois,
  Inc.                               Illinois                       100%
First Commonwealth Reinsurance
  Company                            Arizona                        100%
First Commonwealth of Missouri,
  Inc.                               Missouri                       100%
First Commonwealth Limited
  Health Service Corporation
  of Michigan                        Michigan                       100%
Smileage Dental Services, Inc.       Wisconsin                      100%
First Commonwealth Insurance
  Company                            Illinois                       100%
First Commonwealth Health
  Services Corporation               Illinois                       100%

Item 26. Business and Other Connections of Investment Adviser



      Guardian Investor Services Corporation ("GISC") acts as the sole investment adviser for the four series funds comprising The Guardian Variable Contract Funds, Inc., namely: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund and The Guardian VC 500 Index Fund; The Guardian Cash Fund, Inc.; The Guardian Bond Fund, Inc.; and eight of the ten currently operating series funds comprising The Park Avenue Portfolio, namely: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund, The Guardian High Yield Bond Fund, The Guardian Asset Allocation Fund and The Guardian S&P 500 Index Fund; and one of the three series funds comprising GIAC Funds, Inc. namely The Guardian Small Cap Stock Fund. GISC is also the manager of Gabelli Capital Asset Fund. GISC's principal business address is 7 Hanover Square, New York, New York 10004. In addition, GISC is the distributor of The Park Avenue Portfolio and variable annuities and variable life insurance policies offered by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through its separate accounts. These separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, and The Guardian Separate Account N are all unit investment trusts registered under the Investment Company Act of 1940, as amended.



      A list of GISC's officers and directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant. Except where otherwise noted, the principal business address of each company is 7 Hanover Square, New York, New York 10004.


                                                  Other Substantial Business,
           Name      Position(s) with GISC    Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------
Armand M. de Palo    Director                 Executive Vice President and Chief
                                              Actuary; The Guardian Life
                                              Insurance Company of America.
                                              Director: The Guardian Insurance &
                                              Annuity Company, Inc.

Peter L. Hutchings   Director                 Executive Vice President and Chief
                                              Financial Officer: The Guardian
                                              Life Insurance Company of America.
                                              Director: The Guardian Insurance &
                                              Annuity Company, Inc. Director:
                                              Guardian Asset Management
                                              Corporation. Manager: Park Avenue
                                              Securities LLC.

Frank J. Jones       Director                 Executive Vice President and Chief
                                              Investment Officer: The Guardian
                                              Life Insurance Company of America.
                                              Director, Executive Vice President
                                              and Chief Investment Officer: The
                                              Guardian Insurance & Annuity
                                              Company, Inc. Director: Guardian
                                              Asset Management Corporation and
                                              Guardian Baillie Gifford Limited.*
                                              Officer of various
                                              Guardian-sponsored mutual funds.

Bruce C. Long        President                Executive Vice President, Equity:
                                              The Guardian Life Insurance
                                              Company of America Since March
                                              2001; from September 1999 to
                                              February 2001, Senior Vice
                                              President, Equity. Prior thereto,
                                              Vice President, The New England
                                              Life Insurance Company.

Joseph D. Sargent    Director                 President, Chief Executive Officer
                                              and Director: The Guardian Life
                                              Insurance Company of America.
                                              President, Chief Executive Officer
                                              and Director: The Guardian
                                              Insurance & Annuity Company, Inc.
                                              and Park Avenue Life Insurance
                                              Company. Director: Guardian Asset
                                              Management Corporation. Director:
                                              Guardian Baillie Gifford
                                              Limited.* Manager: Park Avenue
                                              Securities LLC. Chairman and
                                              Director (Trustee) of various
                                              Guardian-sponsored mutual funds.

Frank L. Pepe        Vice President &         Vice President and Equity
                     Controller               Controller: The Guardian Life
                                              Insurance Company of America. Vice
                                              President and Controller: The
                                              Guardian Insurance & Annuity
                                              Company, Inc. Officer of various
                                              Guardian-sponsored mutual funds.

Richard T. Potter,   Vice President and       Vice President and Equity Counsel:
Jr.                  Counsel                  The Guardian Life Insurance
                                              Company of America. Vice President
                                              and Counsel: The Guardian
                                              Insurance & Annuity Company, Inc.,
                                              Guardian Asset Management
                                              Corporation and various
                                              Guardian-sponsored mutual funds.

Thomas G Sorell      Senior Managing          Senior Managing Director,
                     Director                 Investments, The Guardian Life
                                              Insurance Company of America,
                                              since March 2000; Vice President
                                              prior thereto. Senior Managing
                                              Director, The Guardian Insurance &
                                              Annuity Company, Inc.

Donald P. Sullivan, Jr.  Vice President       Vice President: The Guardian
                                              Life Insurance Company of America,
                                              since 3/99; Second Vice President
                                              prior thereto. Vice President: The
                                              Guardian Insurance & Annuity
                                              Company, Inc.

Ann T. Kearney       Second Vice              Second Vice President: Group
                     President                Pensions: The Guardian
                                              Life Insurance Company of America.
                                              Second Vice President: The
                                              Guardian Insurance & Annuity
                                              Company, Inc.

Peggy L. Coppola     Vice President           Second Vice President, Equity
                                              Sales: The Guardian Life Insurance
                                              Company of America, since
                                              September 1999; Assistant Vice
                                              President, Equity Sales, prior
                                              thereto. Second Vice President,
                                              The Guardian Insurance & Annuity
                                              Company, Inc.

Earl C. Harry        Treasurer                Treasurer: The Guardian Life
                                              Insurance Company of America
                                              11/96 - present.
                                              Treasurer: The Guardian Insurance
                                              & Annuity Company, Inc., and
                                              Guardian Asset Management
                                              Corporation. Treasurer: Park
                                              Avenue Securities LLC.

Peter L. Hutchings   Director                 Executive Vice President and
                                              Chief Financial Officer: The
                                              Guardian Life Insurance Company
                                              of America. Director: The Guardian
                                              Insurance & Annuity Company, Inc.
                                              Director: Guardian Asset
                                              Management Corporation. Manager:
                                              Park Avenue Securities LLC.


Joseph A. Caruso     Senior Vice President    Senior Vice President and Secretary,
                     and Secretary            The Guardian Life Insurance Company
                                              of America since 1/01; Vice President
                                              and Secretary prior thereto. Vice
                                              President and Secretary: The Guardian
                                              Insurance & Annuity Company, Inc.,
                                              Guardian Asset Management Corporation,
                                              Park Avenue Securities LLC, and
                                              various Guardian-sponsored mutual
                                              funds.


----------


* Principal business address: 1 Rutland Court, Edinburgh EH3 8EY, Scotland.

Item 27. Principal Underwriters



      (a) GISC is the principal underwriter and distributor of the ten series funds comprising The Park Avenue Portfolio, namely: The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Cash Management Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund, The Guardian Asset Allocation Fund and The Guardian S&P 500 Index Fund. In addition, GISC is the distributor of variable annuities and variable life insurance policies offered by GIAC through GIAC's separate accounts: The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account K, The Guardian Separate Account M and The Guardian Separate Account N, which are all registered as unit investment trusts under the Investment Company Act of 1940, as amended. These latter separate accounts buy and sell shares of The Guardian Variable Contract Funds, Inc., The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc. and GIAC Funds, Inc. on behalf of GIAC's variable contractowners.

      (b) The principal business address of the officers and directors of GISC listed below is 7 Hanover Square, New York, New York 10004.


                                                   Other Substantial Business,
           Name      Position(s) with GISC    Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------
Joseph A. Caruso     Senior Vice President    Senior Vice President and Secretary,
                     and Secretary            The Guardian Life Insurance Company
                                              of America since 1/01; Vice President
                                              and Secretary prior thereto. Vice
                                              President and Secretary: The Guardian
                                              Insurance & Annuity Company, Inc.,
                                              Guardian Asset Management Corporation,
                                              Park Avenue Securities LLC, and
                                              various Guardian-sponsored mutual
                                              funds.

      (c) Not Applicable.

Item 28. Location of Accounts and Records


      Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the custodian and the transfer agent for the Registrant, the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171. The Registrant's corporate records are maintained by the Registrant at 7 Hanover Square, New York, New York 10004.


Item 29. Management Services

      None.

Item 30. Undertakings

      Not applicable.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, The Guardian Cash Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 26th day of April, 2001.




                                            THE GUARDIAN CASH FUND, INC.


                                            By /s/ FRANK J. JONES
                                               --------------------------------
                                                   Frank J. Jones
                                                   President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/FRANK J. JONES                          President
-------------------------------------        (Principal Executive Officer)
  Frank J. Jones

/s/ALEXANDER M. GRANT*                     Treasurer
-------------------------------------        (Principal Financial Officer)
  Alexander M. Grant

/s/FRANK L. PEPE*                          Controller
-------------------------------------        (Principal Accounting Officer)
  Frank L. Pepe

/s/FRANK J. FABOZZI*                       Director
-------------------------------------
  Frank J. Fabozzi

/s/ARTHUR V. FERRARA*                      Director
-------------------------------------
  Arthur V. Ferrara

/s/LEO R. FUTIA*                           Director
-------------------------------------
  Leo R. Futia

/s/WILLIAM W. HEWITT, JR.*                 Director
-------------------------------------
  William W. Hewitt, Jr.

/s/SIDNEY I. LIRTZMAN*                     Director
-------------------------------------
  Sidney I. Lirtzman

/s/JOSEPH D. SARGENT*                      Director
-------------------------------------
  Joseph D. Sargent

/s/CARL W. SCHAFER*                        Director
-------------------------------------
  Carl W. Schafer

/s/ROBERT G. SMITH*                        Director
-------------------------------------
  Robert G. Smith



*By /s/ FRANK J. JONES                     Date: April 26, 2001
---------------------------------------
        Frank J. Jones
Pursuant to a Power of Attorney

                          THE GUARDIAN CASH FUND, INC.

                                  Exhibit Index

       Number          Description
       ------          -----------

       (j)(i)       Consent of Counsel

       (j)(ii)      Consent of Ernst & Young LLP